Share-based Compensation	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024
Share-Based Payment Arrangement [Abstract]
Share-based Compensation

9. Share-based Compensation

As of June 30, 2024 and March 31, 2024, the Company has outstanding share-based awards under the Beneficient Management Partners, L.P. (“BMP”) Equity Incentive Plan (the “BMP Equity Incentive Plan”), the Beneficient 2023 Long Term Incentive Plan (the “2023 Incentive Plan”), and BCH Preferred A.1, as more fully described below.

Following stockholder approval on April 18, 2024, the Company effected a reverse stock split of our Class A and Class B common stock at a ratio of 1-for-80 and a simultaneous proportionate reduction in the authorized shares of each class of Common Stock as required by Nevada Revised Statues Section 78.207. All outstanding restricted stock units and restricted equity units, as well as the Company’s equity incentive plans have been retroactively adjusted to reflect the 1-for-80 Reverse Stock Split.

BMP Equity Incentive Plan

The Board of Directors of Ben Management, Ben’s general partner prior to the Conversion, adopted the BMP Equity Incentive Plan in 2019. Under the BMP Equity Incentive Plan, certain directors and employees of Ben are eligible to receive equity units in BMP, an entity affiliated with the Board of Directors of Ben Management, in return for their services to Ben. The BMP equity units eligible to be awarded to employees is comprised of BMP’s Class A Units and/or BMP’s Class B Units (collectively, the “BMP Equity Units”). As of June 30, 2024, the Board has authorized the issuance of up to 119,000,000 units each of the BMP Equity Units. All awards are classified in equity upon issuance.

The BMP Equity Units include awards that fully vest upon grant and awards that are subject to service-based vesting of a four-year period from the date of hire. Expense associated with the vesting of these awards is based on the fair value of the BMP Equity Units on the date of grant. Compensation cost is recognized for the granted awards on a straight-line basis using the graded vesting method, and forfeitures are accounted for at the time that such forfeitures occur. Expense recognized for these awards is specially allocated to certain holders of redeemable noncontrolling interests.

The fair value of the BMP Equity Units was determined on the grant-date using a probability-weighted discounted cash flow analysis. This fair value measurement is based on significant inputs not observable in the market and thus represents a Level 3 measurement within the fair value hierarchy. The resultant probability-weighted cash flows are then discounted using a rate that reflects the uncertainty surrounding the expected outcomes, which the Company believes is appropriate and representative of a market participant assumption, and for lack of marketability given the underlying units of the awards are not publicly traded.

There were no BMP Equity Units granted during the three months ended June 30, 2024. The table below summarizes the key inputs used in the valuation of the BMP Equity Units granted during the three months ended June 30, 2023:

Unobservable Inputs	Three Months Ended June 30, 2023
Expected term in years	4
Discount rate	32.1%
Discount for lack of marketability	23.1%
Long-term growth rate (after discrete projection period)	2.5%

The expected term represents the average estimated time that a recipient will be an employee of Ben and thus eligible to participate fully in the BMP Equity Incentive Plan. The discount rate is based on a modified capital asset pricing model, which includes certain observable market inputs and other data for an identified group of comparable public companies. The discount for lack of marketability is based on a Finnerty put-option model, which similarly includes certain observable market inputs and other data for an identified group of comparable public companies. The long-term growth rate is the estimated growth rate of the earnings related to BMP Equity Units that is applied to the years subsequent to Ben’s discrete cash flow periods.

2018 Ben Equity Incentive Plan

The Ben Equity Incentive Plan was adopted in September 2018 (the “2018 Ben Equity Incentive Plan”). Under the 2018 Ben Equity Incentive Plan, Ben was permitted to grant equity awards in the form of restricted equity units (“REUs”) up to a maximum of 160,141, representing ownership interests in BCG Common Units. Effective as of the Conversion, the Company assumed obligations under the outstanding REUs under the 2018 Ben Equity Incentive Plan and agreed to issue shares of Class A common stock upon settlement of such outstanding REUs. Settled awards under the 2018 Ben Equity Incentive Plan dilute BCG’s Common Unitholders. The total number of BCG Common Units that were issuable under the 2018 Ben Equity Incentive Plan was equivalent to 15% of the number of fully diluted BCG Common Units outstanding, subject to annual adjustment. All awards were classified in equity upon issuance. Following the Business Combination, no additional awards may be issued under the 2018 Equity Incentive Plan and all outstanding awards are settleable at a ratio of 1.25 shares of the Class A common stock for each restricted equity unit.

During the third quarter of 2020, 6,438 units were granted to a senior partner director subject to a performance condition. The performance condition was met upon public listing in June 2023 and expense for vested units was recognized in June of 2023 in the amount of $5.2 million. The recognition of the remaining compensation cost will be recognized over the remaining vesting period. Total recognized compensation cost related to these awards for the three months ended June 30, 2024 is approximately $0.3 million. The originally granted units were increased at a rate of one-to-1.25 units, or by 1,610 units, upon public listing and effectiveness of the 2023 Incentive Plan. As of June 30, 2024, there is no remaining unrecognized compensation cost related to this award.

Effective April 1, 2022, Ben granted 6,420 REUs to employees and certain directors, which increased at a rate of one to 1.25 units, or by 1,605 units upon public listing and effectiveness of the 2023 Incentive Plan, of which, 1,788 have been forfeited. Effective October 1, 2022, 503 REUs were granted to employees, which increased at a rate of one to 1.25 units, or by 126 units upon public listing and effectiveness of the 2023 Incentive Plan, of which, 82 have been forfeited. The performance condition for these awards was met upon public listing in June 2023 and expense for vested units was recognized during June of 2023. The recognition of the remaining compensation cost will be recognized over the remaining vesting period. Total recognized compensation cost related to these awards for the three months ended June 30, 2024 and 2023 is approximately $0.2 million and $2.9 million, respectively. The remaining unrecognized compensation cost related to these awards is approximately $1.3 million as of June 30, 2024.

2023 Incentive Plan

On June 6, 2023, the Company’s Board adopted the 2023 Incentive Plan, which was approved by the Company’s stockholders. Under the 2023 Incentive Plan, Ben is permitted to grant equity awards in the form of restricted stock units (“RSUs”). Subject to certain adjustments, the aggregate number of shares of Class A common stock expected to be issuable under the 2023 Incentive Plan in respect of awards will be equal to 15% of the aggregate number of fully diluted shares issued and outstanding, subject to quarterly adjustment. Settled awards under the 2023 Incentive Plan dilute common stockholders. All awards are classified in equity upon issuance.

Awards are generally subject to service-based vesting over a multi-year period from the recipient’s grant date, though some awards may fully vest upon grant date, or be subject to performance conditions. While providing services to Ben, if applicable, certain of these awards are subject to minimum retained ownership rules requiring the award recipient to continuously hold RSUs equal to at least 15% of their cumulatively granted awards. As of June 30, 2024, a total of 30,187 RSUs have been granted to employees and certain directors of which, 7,398 have been forfeited.

Preferred Equity

On April 1, 2022, a certain director was assigned BCH Preferred A.1 with a grant date of December 31, 2021 and having an account balance of $5.7 million (the “Initial Grant”). Further, effective as of April 3, 2022, the director was assigned additional BCH Preferred A.1 (the “Additional Grant” and together with the Initial Grant, the “BHI Grants”) with a grant date of December 31, 2021 and having an account balance of $3.8 million. The Initial Grant is subject to a service condition, which requires compensation cost to be recognized over the explicit, substantive service vesting period that extends after the grant date. The Additional Grant was fully vested upon issuance.

In order to provide that certain director with cash to cover any tax liability arising from the BHI Grants, BCH and the director entered into a Unit Account Redemption Agreement, effective as of April 3, 2022, whereby BCH was required to purchase and redeem from that certain director all of the BCH Preferred A.1 granted to the director pursuant to the BHI Tax Grant for a purchase price of $3.8 million, in cash. Such redemption occurred in full on June 10, 2022.

Commissions

Certain of our employees’ commission compensation is in the form of common stock. Such shares granted to employees are subject to service-based vesting conditions over a multi-year period from the recipient’s grant date. Awards granted through June 8, 2023 were also subject to a performance condition, which was met on June 8, 2023 when Ben became publicly listed. The Company recorded nominal and $2.3 million of share-based compensation expense related to these awards during the three months ended June 30, 2024 and 2023, respectively.

The following table summarizes the award activity, in units, for the BMP and Ben Equity Incentive Plans during the three months ended June 30, 2024:

	BMP		RSU
(units in thousands)	Units	Weighted Average Grant Date Fair Value per Unit	Units	Weighted Average Grant Date Fair Value per Unit
Balance, March 31, 2024	117	$10.34	26	$375.47
Vested during the period	(15)	10.09	(3)	800.00
Forfeited during the period	(10)	10.67	(2)	322.36
Balance, June 30, 2024	92	$10.35	21	$319.06

The following table presents the components of share-based compensation expense, included in employee compensation and benefits, recognized in the consolidated statements of comprehensive income (loss) for the three months ended June 30, 2024 and 2023:

	Three Months Ended June 30,
(dollars in thousands)	2024	2023
BMP equity units	$113	$675
Restricted stock units	832	8,723
Preferred equity	—	286
Other(1)	49	17,317
Total share-based compensation	$994	$27,001

(1)	For the quarter ended June 30, 2023 includes $15.0 million of compensation recognized related to the BCG Recapitalization and $2.3 million recognized for equity based compensation issued to employees for Ben Liquidity transactions.

Unrecognized share-based compensation expense totaled $5.5 million as of June 30, 2024, which we expect to recognize based on scheduled vesting of awards outstanding at June 30, 2024. The following table presents the share-based compensation expense expected to be recognized over the next five fiscal years ending March 31 for awards outstanding as of June 30, 2024:

(dollars in thousands)	BMP	RSU	Commissions	Total
2025	$331	$1,650	$142	$2,123
2026	225	1,871	60	2,156
2027	14	883	—	897
2028	—	372	—	372
2029	—	—	—	—
Total	$570	$4,776	$202	$5,548

12. Share-based Compensation

As of March 31, 2024 and 2023, the Company has outstanding share-based awards under the Beneficient Management Partners, L.P. (“BMP”) Equity Incentive Plan (the “BMP Equity Incentive Plan”), the Beneficient 2023 Long Term Incentive Plan (the “2023 Incentive Plan”), and BCH Preferred A.1, as more fully described below.

Following stockholder approval on April 18, 2024, the Company effected a reverse stock split of our Class A and Class B common stock at a ratio of 1-for-80 and a simultaneous proportionate reduction in the authorized shares of each class of Common Stock as required by Nevada Revised Statues Section 78.207 (see Note 22). All outstanding restricted stock units and restricted equity units, as well as the Company’s equity incentive plans have been retroactively adjusted to reflect the 1-for-80 Reverse Stock Split.

BMP Equity Incentive Plan

The Board of Directors of Ben Management, Ben’s general partner prior to the Conversion, adopted the BMP Equity Incentive Plan in 2019. Under the BMP Equity Incentive Plan, certain directors and employees of Ben are eligible to receive equity units in BMP, an entity affiliated with the Board of Directors of Ben Management, in return for their services to Ben. The BMP equity units eligible to be awarded to employees is comprised of BMP’s Class A Units and/or BMP’s Class B Units (collectively, the “BMP Equity Units”). As of March 31, 2024, the Board has authorized the issuance of up to 119,000,000 units each of the BMP Equity Units. All awards are classified in equity upon issuance.

BMP’s Class A Units indirectly participate in profits from certain revenue streams and a portion of any upward carrying value adjustments associated with BCH through the FLP Subclass 2 Unit Accounts of BCH as described in Note 13. The income allocation from the FLP Subclass 2 Units is reinvested equally into Class S Ordinary Units and Class S Preferred Units issued by BCH on a quarterly basis. For vested Class A Units, on a quarterly basis and subject to certain restrictions, the holder can direct that all or a portion of the Class S Ordinary Units and Class S Preferred Units attributable to such vested units be converted into BCG’s Common Units and either i) distributed to the holder or ii) sold to another party with the proceeds less any transaction expenses distributed to the holder. Upon holder’s termination of employment from Ben for reasons other than cause, BMP will redeem the vested Class A Units for consideration comprised of either i) BCG Common Units or ii) cash proceeds from BCG Common Units being sold to another party less any transaction expenses. The value at redemption is based on the continued participation in the income allocated to the holder’s Class A Units for five years, with such continued participation reduced each year after termination by 20 percent.

The BMP Class B Units indirectly participate in 49.5 percent of the income of Constitution Private Capital Company, L.L.C. Upon a recipient’s termination of employment from Ben for reasons other than cause, BMP will reacquire the outstanding vested Class B Units from the recipient for consideration valued at eight times normalized earnings before interest, taxes, depreciation, and amortization as forecasted by the Partnership’s General Partner in its sole discretion.

While providing services to Ben, if applicable, certain of these awards are subject to minimum retained ownership rules requiring the award recipient to continuously hold BMP Equity Units equivalents equal to at least 25% of their cumulatively granted awards that have the minimum retained ownership requirement. The awards are generally non-transferable. Awards under the BMP Equity Incentive Plan that vest ultimately dilute Ben’s Common Unitholders.

The BMP Equity Units include awards that fully vest upon grant and awards that are subject to service-based vesting of a four-year period from the date of hire. Expense associated with the vesting of these awards is based on the fair value of the BMP Equity Units on the date of grant. Compensation cost is recognized for the granted awards on a straight-line basis using the graded vesting method, and forfeitures are accounted for at the time that such forfeitures occur. Expense recognized for these awards is specially allocated to certain holders of redeemable noncontrolling interests.

The fair value of the BMP Equity Units was determined on the grant-date using a probability-weighted discounted cash flow analysis. This fair value measurement is based on significant inputs not observable in the market and thus represents a Level 3 measurement within the fair value hierarchy. The resultant probability-weighted cash flows are then discounted using a rate that reflects the uncertainty surrounding the expected outcomes, which the Company believes is appropriate and representative of a market participant assumption, and for lack of marketability given the underlying units of the awards are not publicly traded.

There were no BMP Equity Units granted during the year ended March 31, 2024. The table below summarizes the key inputs used in the valuation of the BMP Equity Units granted during the period ended below:

Range of Targets
Unobservable Inputs	Year Ended March 31, 2023
Expected term in years	4
Discount rate	32.1%
Discount for lack of marketability	23.1%
Long-term growth rate (after discrete projection period)	2.5%

The expected term represents the average estimated time that a recipient will be an employee of Ben and thus eligible to participate fully in the BMP Equity Incentive Plan. The discount rate is based on a modified capital asset pricing model, which includes certain observable market inputs and other data for an identified group of comparable public companies. The discount for lack of marketability is based on a Finnerty put-option model, which similarly includes certain observable market inputs and other data for an identified group of comparable public companies. The long-term growth rate is the estimated growth rate of the earnings related to BMP Equity Units that is applied to the years subsequent to Ben’s discrete cash flow periods.

2018 Ben Equity Incentive Plan

The Ben Equity Incentive Plan was adopted in September 2018 (the “2018 Ben Equity Incentive Plan”). Under the 2018 Ben Equity Incentive Plan, Ben was permitted to grant equity awards in the form of restricted equity units (“REUs”) up to a maximum of 160,141, representing ownership interests in BCG Common Units. Effective as of the Conversion, the Company assumed obligations under the outstanding REUs under the 2018 Ben Equity Incentive Plan and agreed to issue shares of Class A common stock upon settlement of such outstanding REUs. Settled awards under the 2018 Ben Equity Incentive Plan dilute BCG’s Common Unitholders. The total number of BCG Common Units that were issuable under the 2018 Ben Equity Incentive Plan was equivalent to 15% of the number of fully diluted BCG Common Units outstanding, subject to annual adjustment. All awards were classified in equity upon issuance. Following the Business Combination, no additional awards may be issued under the 2018 Equity Incentive Plan and all outstanding awards are settleable at a ratio of 1.25 shares of the Class A common stock for each restricted equity unit.

During the third quarter of 2020, 6,438 units were granted to a senior partner director subject to a performance condition. The performance condition was met upon public listing in June 2023 and expense for vested units was recognized in June of 2023. The recognition of the remaining compensation cost will be recognized over the remaining vesting period. Total recognized compensation cost related to these awards for the year ended March 31, 2024 is approximately $6.1 million. The originally granted units were increased at a rate of one-to-1.25 units, or by 1,610 units, upon public listing and effectiveness of the 2023 Incentive Plan. The remaining unrecognized compensation cost related to these awards is approximately $0.3 million as of March 31, 2024.

Effective April 1, 2022, Ben granted 6,420 REUs to employees and certain directors, which increased at a rate of one to 1.25 units, or by 1,605 units upon public listing and effectiveness of the 2023 Incentive Plan, of which, 1,480 have been forfeited. Effective October 1, 2022, 503 REUs were granted to employees, which increased at a rate of one to 1.25 units, or by 126 units upon public listing and effectiveness of the 2023 Incentive Plan, of which, 82 have been forfeited. The performance condition for these awards was met upon public listing in June 2023 and expense for vested units was recognized during June of 2023. The recognition of the remaining compensation cost will be recognized over the remaining vesting period. Total recognized compensation cost related to these awards for the year ended March 31, 2024 is approximately $3.4 million, respectively. The remaining unrecognized compensation cost related to these awards is approximately $1.8 million as of March 31, 2024.

2023 Incentive Plan

On June 6, 2023, the Company’s Board adopted the 2023 Incentive Plan, which was approved by the Company’s stockholders. Under the 2023 Incentive Plan, Ben is permitted to grant equity awards in the form of restricted stock units (“RSUs”). Subject to certain adjustments, the aggregate number of shares of Class A common stock expected to be issuable under the 2023 Incentive Plan in respect of awards will be equal to 15% of the aggregate number of fully diluted shares issued and outstanding, subject to quarterly adjustment. Settled awards under the 2023 Incentive Plan dilute common stockholders. All awards are classified in equity upon issuance.

Awards are generally subject to service-based vesting over a multi-year period from the recipient’s grant date, though some awards may fully vest upon grant date, or be subject to performance conditions. While providing services to Ben, if applicable, certain of these awards are subject to minimum retained ownership rules requiring the award recipient to continuously hold RSUs equal to at least 15% of their cumulatively granted awards.

Preferred Equity

On April 1, 2022, a certain director was assigned BCH Preferred A.1 with a grant date of December 31, 2021 and having an account balance of $5.7 million (the “Initial Grant”). Further, effective as of April 3, 2022, the director was assigned additional BCH Preferred A.1 (the “Additional Grant” and together with the Initial Grant, the “BHI Grants”) with a grant date of December 31, 2021 and having an account balance of $3.8 million. The Initial Grant is subject to a service condition, which requires compensation cost to be recognized over the explicit, substantive service vesting period that extends after the grant date. The Additional Grant was fully vested upon issuance.

In order to provide that certain director with cash to cover any tax liability arising from the BHI Grants, BCH and the director entered into a Unit Account Redemption Agreement, effective as of April 3, 2022, whereby BCH was required to purchase and redeem from that certain director all of the BCH Preferred A.1 granted to the director pursuant to the BHI Tax Grant for a purchase price of $3.8 million, in cash. Such redemption occurred in full on June 10, 2022.

Commissions

Certain of our employees’ commission compensation is in the form of common stock. Such shares granted to employees are subject to service-based vesting conditions over a multi-year period from the recipient’s grant date. Awards granted through June 8, 2023 were also subject to a performance condition, which was met on June 8, 2023 when Ben became publicly listed. The Company recorded $3.0 million of share-based compensation expense related to these awards during the year ended March 31, 2024.

The following table summarizes the award activity, in units, for the BMP and Ben Equity Incentive Plans during the years ended March 31, 2024 and 2023:

	BMP		RSU
(units in thousands)	Units	Weighted Average Grant Date Fair Value per Unit	Units	Weighted Average Grant Date Fair Value per Unit
Balance, March 31, 2022	1,118	$9.78	23	$10.00
Granted during the period	35	10.67	8	10.00
Vested during the period	(646)	9.73	(8)	10.00
Forfeited during the period	(69)	10.00	(1)	10.00
Balance, March 31, 2023	438	$10.04	22	$10.00
Granted during the period	—	—	51	2.73
Vested during the period	(287)	9.75	(40)	5.17
Forfeited during the period	(34)	10.18	(7)	4.09
Balance, March 31, 2024	117	$10.34	26	$4.69

The following table presents the components of share-based compensation expense, included in employee compensation and benefits, recognized in the consolidated statements of comprehensive income (loss) for the years ended March 31, 2024 and 2023:

	Year Ended March 31,
(dollars in thousands)	2024	2023
BMP equity units	$1,854	$4,297
Restricted stock units	18,415	4,358
Preferred equity	858	1,430
Other(1)	17,976	—
Total share-based compensation	$39,103	$10,085

(1)	Includes $15.0 million of compensation recognized related to the BCG Recapitalization and $3.0 million recognized for equity based compensation issued to employees for Ben Liquidity transactions.

Unrecognized share-based compensation expense totaled $7.0 million as of March 31, 2024, which we expect to recognize based on scheduled vesting of awards outstanding at March 31, 2024. The following table presents the share-based compensation expense expected to be recognized over the next five fiscal years ending March 31 for awards outstanding as of March 31, 2024:

(dollars in thousands)	BMP	RSU	Commissions	Total
2025	$540	$2,894	$191	$3,625
2026	242	2,096	60	2,398
2027	14	994	—	1,008
2028	—	—	—	—
2029	—	—	—	—
Total	$796	$5,984	$251	$7,031
Weighted-average period to be recognized	1.56	2.64	1.40